Stockholders' Equity (Details) - USD ($)				1 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Jun. 05, 2019	Jun. 05, 2019	Nov. 02, 2017	May 23, 2019	Feb. 15, 2018	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 12, 2020	Jun. 30, 2020
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized						1,000,000	1,000,000	1,000,000
Preferred stock par value (in Dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001
Common stock, description						In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts issued in the Initial Public Offering and related to the closing of the initial business combination (including pursuant to a specified future issuance), the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the then-outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance, including pursuant to a specified future issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with the Company’s initial business combination (excluding any shares or equity-linked securities issued or issuable to any seller in the initial business combination).
Price per share (in Dollars per share)							$ 11.50
Ambulnz, Inc. [Member]
Stockholders' Equity (Details) [Line Items]
Common stock converted				3,000			5,000,000.0
Shares issued							39,446				38,094
Common Stock [Member] | Ambulnz, Inc. [Member]
Stockholders' Equity (Details) [Line Items]
Common stock voting rights				The Class A common stockholders have voting rights equivalent to one vote per share of common stock and the Class B common stockholders have no voting rights.				The Class A common stockholders have voting rights equivalent to one vote per share of common stock and the Class B common stockholders have no voting rights.
Number of common stock rate			1,000
Common stock converted			100,000
Total authorized common shares increased				154,503
Total authorized number of shares			100,000
Warrant [Member]
Stockholders' Equity (Details) [Line Items]
Price per share (in Dollars per share)							$ 1.50
Warrant [Member] | Ambulnz, Inc. [Member]
Stockholders' Equity (Details) [Line Items]
Number of warrant to purchase shares		667
Issuance of fair value (in Dollars per share)	$ 2,078	$ 2,078		$ 3,000	$ 5,400		$ 3,000
Total fair value (in Dollars)	$ 1,386,026	$ 1,386,026		$ 7,383,000	$ 7,381,800		$ 7,383,000
Purchase price (in Dollars per share)		$ 3,000
Class A Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Authorized common shares						50,000,000	50,000,000	50,000,000
Common stock, par value (in Dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001
Common stock, description							June 30, 2021 and December 31, 2020, there were 11,500,000 shares of Class A common stock issued or outstanding. Of the outstanding shares of Class A common stock, 9,678,938 and 9,784,208 were subject to possible redemption at June 30, 2021 and December 31, 2020, respectively, and therefore classified outside of permanent equity.
Common stock, shares issued						1,715,792	1,821,062	1,715,792
Common stock, shares outstanding						1,715,792	1,821,062	1,715,792
Common stock subject to possible redemption						9,784,208
Price per share (in Dollars per share)						$ 11.50	$ 11.50	$ 11.50
Class A Common Stock [Member] | Ambulnz, Inc. [Member]
Stockholders' Equity (Details) [Line Items]
Authorized common shares				78,000		78,000	78,000	78,000	78,000
Common stock, par value (in Dollars per share)
Common stock, shares issued						35,497	35,497	35,497	35,497
Common stock, shares outstanding						35,497	35,497	35,497	35,497
Common stock converted			35,597	78,000		83,600,000	83,600,000
Additional issued shares									926
Class A Common Stock [Member] | Preferred Stock [Member] | Ambulnz, Inc. [Member]
Stockholders' Equity (Details) [Line Items]
Additional issued shares									926
Class B Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Authorized common shares						12,500,000	12,500,000	12,500,000
Common stock, par value (in Dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock voting rights						Holders of the Company’s Class B common stock are entitled to one vote for each share	Holders of the Company’s Class B common stock are entitled to one vote for each share.
Common stock, shares issued						2,875,000	2,875,000	2,875,000
Common stock, shares outstanding						2,875,000	2,875,000	2,875,000		3,737,500
Converted basis percentage						20.00%	20.00%
Class B Common Stock [Member] | Ambulnz, Inc. [Member]
Stockholders' Equity (Details) [Line Items]
Authorized common shares				76,503		76,503	76,503	76,503	76,503
Common stock, par value (in Dollars per share)
Common stock, shares issued						55,008	55,008	55,008	55,008
Common stock, shares outstanding						55,008	55,008	55,008	55,008
Common stock converted			64,402	76,503
Number of warrant to purchase shares					1,367
Price per share (in Dollars per share)					$ 0.01
Additional issued shares									5,328
Purchase price (in Dollars per share)					$ 0.01
Class B Common Stock [Member] | Preferred Stock [Member] | Ambulnz, Inc. [Member]
Stockholders' Equity (Details) [Line Items]
Additional issued shares									5,328
Series A Preferred Stock [Member] | Ambulnz, Inc. [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized				40,000		40,000	40,000	40,000	40,000
Preferred stock par value (in Dollars per share)
Conversion price per share (in Dollars per share)				$ 3,000
Percentage non-cumulative dividends				8.00%
Paid preferred stock value (in Dollars per share)				$ 3,000
Common stock converted									11,257
Number of warrant to purchase shares				2,461
Price per share (in Dollars per share)				$ 0.01
Shares issued									16,709
Net proceeds (in Dollars)									$ 49,035,701
Number shares of services									89
Purchase price (in Dollars per share)				$ 0.01
Series A Preferred Stock [Member] | Warrant [Member] | Ambulnz, Inc. [Member]
Stockholders' Equity (Details) [Line Items]
Number of warrant to purchase shares	667
Price per share (in Dollars per share)	$ 3,000	$ 3,000
Series A Preferred Stock [Member] | Preferred Stock [Member] | Ambulnz, Inc. [Member]
Stockholders' Equity (Details) [Line Items]
Common stock converted									11,257
Common Stock [Member] | Ambulnz, Inc. [Member]
Stockholders' Equity (Details) [Line Items]
Total authorized common shares increased				154,503